RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.    RELATED PARTY TRANSACTIONS:

In addition to transactions and balances related share-based compensation to officers and directors, the Company incurred expenses of $29 thousand and $18 thousand, for the three months ended June 30, 2022 and 2021, respectively, and $47 thousand and $25 thousand, for the six months ended June 30, 2022 and 2021 due to reimbursement of expenses and compensation for members of the Board of Directors. These expenses are recorded in selling, general & administrative in the unaudited interim condensed consolidated statements of operations. As of both June 30, 2022 and December 31, 2021, there was $18 thousand payable to members of the Board of Directors that are recorded in accounts payable and accrued expenses on the unaudited interim condensed consolidated balance sheets.

Octopus Share Purchase

On January 27, 2022, we sold an aggregate of 1,000,000 shares of our common stock at a purchase price of $2.00 per share to Octopus Titan VCT plc and Octopus Investments Nominees Limited in accordance with the Letter Agreement, dated as of February 23, 2021, between the Company and Octopus Titan VCT plc and certain related parties.

15.    RELATED PARTY TRANSACTIONS:

On May 14, 2020, the Company issued a promissory note (the “Note”) to a stockholder of the Company pursuant to which the Company agreed to repay the sum of any and all amounts advanced to the Company, on or before the date that the Company consummated a business combination with a private company or reverse takeover transaction or other transaction after which the Company would cease to be a shell company. The Note was non-interest bearing unless an event of default occurred. As of December 31, 2020, the amount due under the note payable was $20,000. The maximum amount due under the note payable in the year ended December 31, 2021, was $47,500 which was repaid in full upon closing of the Exchange.

Prior to the closing of the Exchange, we used the office space and equipment of our management at no cost.

In addition to transactions and balances related share-based compensation to officers and directors, the Company incurred expenses of $65 thousand and $7 thousand, for the year ended December 31, 2021 and 2020, respectively, due to reimbursement of expenses and compensation for members of the Board of Directors. These expenses are recorded in selling, general & administrative in the consolidated statements of operations. As of December 31, 2021 and December 31, 2020, there was $18 thousand and zero, respectively, payable to members of the Board of Directors that are recorded in accounts payable and accrued expenses on the consolidated balance sheets.

During the year ended December 31, 2021, the Company reimbursed an owner for legal fees and other expenses as a result of the Exchange (see Note 1). The reimbursement of these fees for services resulted in an expense of $66 thousand for the year ended December 31, 2021 and there was zero payable as of December 31, 2021.

The Company obtained consulting services from an individual who is a family member of a Director of the Company. The consulting services resulted in an expense of $35 thousand for the year ended December 31, 2021 and there was zero payable as of December 31, 2021.